Inventories (Tables) (Superior Living SDN. BHD.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Superior Living SDN. BHD. [Member]
Schedule of Inventories	Inventories consist of the following:
	March 31, 2020	December 31, 2019

Finished goods	$616,880	$552,901

Inventories consist of the following:
	December 31, 2019	December 31, 2018

Finished goods	$552,901	$137,553